COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10 - LEGAL ACTIONS

On February 3, 2017, the Company filed suit in Eastern District Federal Court New York against American Resource Technologies, Inc., (ARUR) and several directors and officers relating to the Chautauqua County Court Kansas decision nullifying the acquisition Agreement of ARUR. The Company has made several attempts to recover the shares of GTII stock paid to ARUR for the asset acquisition and the various costs and expenses expended by GTII in fulfillment of its obligations under the contract with ARUR. The failure of non-litigation attempts to resolve the matter resulted in filing an action for declaratory judgment in the US District Court for the Eastern District of New York, Docket No. 17-CV-0698. The case was subsequently withdrawn due to the close of ARUR operations. During 2020, the Company was successful in recalling the 4,668,530 shares and cancelling them from the shareholder list.

On December 30, 2016, the Company executed a stock purchase agreement (the “Agreement”), which was signed and closed in Hong Kong, with GoFun Group, Ltd. through its wholly owned subsidiary Go F & B Holdings, Ltd. GoFun Group, Ltd. is a privately held company running a casual dining restaurant business, based in Hong Kong. Subsequent to the agreement being signed, GoFun Group failed to substantially perform under the agreement, including, but not limited to providing audited financials of its assets, making the ongoing payments called for in the agreement, along with other matters that led Global Tech to initiate litigation in the United States. Currently, Global Tech and GoFun are litigating the matter in the U.S District Court for the southern district of New York. The original acquisition agreement and rescission was recorded on the Company’s books in 2016, however the physical share certificates were not returned to the Company. During the last quarter 2019, the Company was able to secure, via preliminary settlement, the return of 43,649,491 shares of the Company’s stock, that was issued in good faith to GoFun in anticipation of a final stock exchange. The stock has since been returned to the Company’s treasury and cancelled. The Company also reclassified a deposit received from GoFun shareholders in the amount of $128,634 for future share issuances pursuant to the Acquisition Agreement, to a Gain on Settlements and Debt Relief as part of the legal settlement of this case. As of this writing, motions are pending that may require remaining negotiations to continue in arbitration.

On December 30, 2019, a dispute between the Company and its counsel regarding the GoFun matter, above, resulted in a filing, and subsequent settlement, of an action in the Supreme Court of the State of New York for the County of New York (Index No. 656396/2019). Pursuant to the settlement, prior counsel for the Company accepted previously-issued shares in 2016, as full payment for all legal work, expenses, costs, and other fees.

On March 17, 2021, the Company filed an action against Pacific Technologies Group, Inc., Rollings Hills Oil and Gas Inc., Demand Brands, Inc., Innovativ Media Group, Inc. Tom Coleman, and Bruce Hannan, in the Supreme Court of the State of New York, County of New York (Index No. 651771/2021), alleging fraud, rescission and cancellation of a written instrument, unconscionability, breach of contract, breach of good faith and fair dealing, unjust enrichment, and civil conspiracy. The action stems from a stock purchase agreement entered into by the Company and Pacific Technologies Group, Inc. (then known as Demand Brands, Inc.) on October 16, 2018. On May 22, defendants filed a motion seeking additional time to answer. As of the date of this writing, no ruling on that motion has been entered.

On August 16, 2021, the Company filed an action against David Wells, in the United States District Court for the Southern District of New York (Case 1:21-cv-06891) seeking injunctive relief and relinquishment of 150,000 shares held in the name of David Wells. As of the date of this writing, David Wells has appeared, through counsel, but has not yet filed an answer to the Company’s complaint.

On August 24, 2021, the Company filed an application for a temporary restraining (“TRO”) order in the Superior Court of New Jersey, Chancery Division: Monmouth County (Docket No.: Mon-C-132-21) seeking to restrain Liberty Stock Transfer, Inc. from removing restrictive legends from 6,000,000 shares of Company stock held in the name of International Monetary, as well as from transferring said shares. The Court granted the TRO effective until September 28, 2021. On September 28, 2021, the Court declined to issue any further restraints.

In the interim, on September 16, 2021, International Monetary filed an action against the Company in Clark County, Nevada (Case No: A-21-841175-B) alleging breach of contract and breach good faith and fair dealing, as well as a request for declaratory relief, and temporary restraining order and preliminary injunction. On September 30, 2021, the Company filed a notice of removal of the action to the United States District Court for the District of Nevada (Case 2:21-cv-01820), as well as a request for a temporary restraining order enjoining International Monetary from taking any action to remove the restrictive legend shares from Company shares held in its name. On October 14, 2021, International Monetary filed a motion to strike the petition for removal. As of the date of this writing, no ruling on that motion has been entered.

NOTE 8- COMMITMENTS AND CONTINGENCIES

A) LEASES

Global Tech Industries Group, Inc. currently does not lease, rent or own any property.

B) LITIGATION

On December 31, 2012, Global Tech and its new subsidiary, TTII Oil & Gas, Inc., a Delaware corporation, signed a binding asset purchase agreement with American Resource Technologies, Inc. (“ARUR”), a Kansas corporation, to acquire all the assets of ARUR for a purchase price of $513,538, which was paid in the form of 4,668,530 shares of Global Tech’s common stock as described in the asset purchase agreement. The shares were valued at $0.11 per share, based on the closing trading price of the common stock on the Closing Date. The assets purchased from ARUR include a 75% working interest in oil and gas leases in Kansas, as well as other oil field assets, a natural gas pipeline, currently shut down that is also located in Kansas, 25% interest in three other business entities operating in Kansas, and accounts receivables from two companies operating in Brazil in the amounts of $3,600,000 and $3,600,000 respectively. TTII Oil & Gas, Inc. also purchased three promissory notes in the amounts of $100,000, $100,000 and $350,000, as well an overdue contract for revenue in the amount of $1,000,000. Finally, a gun sight patent was also acquired from Century Technologies, Inc. All accounts and notes receivable were deemed uncollectable due to the age and circumstances, and therefore were assessed no value in the asset purchase. The equity ownerships were also deemed to be impaired due to the inactive nature of the entities and were not allocated any value. The gun sight patent was also not readily assessable as to value and no purchase price was allocated to this asset. Also, due to the mechanic’s lien and lawsuit on the oil leases, as well as the absence of an official reserve report, the oil lease was also impaired, and no value was recorded for this asset. In September 2015, the Chautauqua County Court decided that American Resource Technologies Inc management and Board of Directors improperly acted and rendered the original Agreement a nullity. During 2019, the Company removed additional obligations related to the ARUR acquisition and settled legal fees due.

During March 2013, the Company was named in an action pertaining to the 75% working interest in the Ownbey Lease. After the Company’s purchase of the assets and the termination of the operator, a mechanics lien was filed against the property claiming approximately $267,000 in fees are due to the previous operator. An action commenced in the District Court of Chautauqua County, Kansas, captioned Aesir Energy, Inc. vs. American Resource Technologies, Inc.; Nancy Ownbey Archer; Jimmy Stephen Ownbey; Robbie Faye Butts; Global Tech Industries Group, Inc. and TTII oil & Gas, Inc. In February 2017, the Chautauqua Court ruled that the acquisition agreement be nullified. During 2019, all assets and liabilities were removed from the Company’s books including an asset retirement obligation of $101,250 that was associated with the oil and gas property and recorded as a gain on settlement. No other monetary claims have been asserted against GTII or TTII Oil & Gas, Inc

On February 3, 2017, the Company filed suit in Eastern District Federal Court New York against American Resource Technologies, Inc., (ARUR) and several directors and officers relating to the Chautauqua County Court Kansas decision nullifying the acquisition Agreement of ARUR. The Company has made several attempts to recover the shares of GTII stock paid to ARUR for the asset acquisition and the various costs and expenses expended by GTII in fulfillment of its obligations under the contract with ARUR. The failure of non-litigation attempts to resolve the matter resulted in filing an action for declaratory judgment in the US District Court for the Eastern District of New York, Docket No. 17-CV-0698. The case was subsequently withdrawn due to the close of ARUR operations. During 2020, the Company was successful in recalling the 4,668,530 shares and cancelling them from the shareholder list

On December 30, 2016, the Company executed a stock purchase agreement (the “Agreement”), which was signed and closed in Hong Kong, with GoFun Group, Ltd. through its wholly owned subsidiary Go F & B Holdings, Ltd. GoFun Group, Ltd. is a privately held company running a casual dining restaurant business, based in Hong Kong. Subsequent to the agreement being signed, GoFun Group failed to substantially perform under the agreement, including, but not limited to providing audited financials of its assets, making the ongoing payments called for in the agreement, along with other matters that led Global Tech to initiate litigation in the United States. Currently, Global Tech and GoFun are litigating the matter in the U.S District Court for the southern district of New York. The original acquisition agreement and rescission was recorded on the Company’s books in 2016, however the physical share certificates were not returned to the Company. During the last quarter 2019, the Company was able to secure, via preliminary settlement, the return of 43,649,491 shares of the Company’s stock, that was issued in good faith to GoFun in anticipation of a final stock exchange. The stock has since been returned to the Company’s treasury and cancelled. The Company also reclassified a deposit received from GoFun shareholders in the amount of $128,634 for future share issuances pursuant to the Acquisition Agreement, to a Gain on Settlements and Debt Relief as part of the legal settlement of this case. As of this writing, motions are pending that may require remaining negotiations to continue in arbitration.

On December 30, 2019, a dispute between the Company and its counsel regarding the GoFun matter, above, resulted in a filing, and subsequent settlement, of an action in the Supreme Court of the State of New York for the County of New York (Index No. 656396/2019). Pursuant to the settlement, prior counsel for the Company accepted previously-issued shares in 2016, as full payment for all legal work, expenses, costs, and other fees.

C) EMPLOYMENT AGREEMENT

Effective October 1, 2007, the Company entered into a two-year employment agreement with David Reichman, Chief Executive Officer, pursuant to which Mr. Reichman was paid an annual salary of $250,000, payable in semi-monthly installments. In addition, Mr. Reichman may be paid a bonus or bonuses during each year, as determined at the sole discretion of the Board of Directors and receive stock options to purchase 1.2 million shares of common stock as discussed above. During the year ended December 31, 2009, the Board of Directors approved the extension of this contract an additional two years from the date of expiration, at an annual salary of $500,000. During the year ended December 31, 2012, the Board of Directors approved the extension of this contract until December 31, 2013, with a salary of $1. Mr. Reichman’s salary has been accruing because Global Tech is without the resources to pay the salary in full. This employment agreement was filed on November 7, 2007, as exhibit 99.2 to a current report of the Company on Form 8-K and is incorporated herein by reference. Mr. Reichman’s contract has been extended by mutual consent to December 31, 2017. Predicated upon the executed Agreement between GTII and GoFun, The Board of Directors of GTII voted pursuant to the Agreement to begin salary payments as of April 2, 2017, retroactive to January 1, 2017, and thru December 31, 2020.

Effective April 1, 2009, the Company entered into a three-year employment agreement with Kathy Griffin, President, pursuant to which Mrs. Griffin was paid an annual salary of $127,500, payable in semi-monthly installments. In addition, Mrs. Griffin may be paid a bonus or bonuses during each year, as determined at the discretion of the CEO, and receive stock options to purchase shares of common stock as discussed above. Mrs. Griffin was given a salary increase effective April 1, 2010, to an annual salary of $180,000. This salary increase accrued in 2010 because Global Tech was without resources to pay the salary increase. This employment agreement was filed on March 25, 2010, as exhibit 10.1 to a current report of the Company on Form 8-K and is incorporated herein by reference. Mrs. Griffin’s employment contract has been extended on December 31, 2012, until December 31, 2013, with a salary of $1. Mrs. Griffin’s contract was extended by mutual consent to December 31, 2017. Predicated upon the executed Agreement between GTII and GoFun, The Board of Directors of GTII voted pursuant to the Agreement to begin salary payments as of April 2, 2017, retroactive to January 1, 2017, and thru December 31, 2020.